Balance Sheet and Reserve Movement of the Company (Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	¥ 11,713,022	¥ 11,300,797	¥ 11,646,390
Right-of-use assets	410,801	343,860
Investment properties	367,586	367,468	376,739
Construction in progress	1,710,124	1,815,549
Investments accounted for using the equity method	5,387,834	5,208,758
Deferred tax assets	252,121	150,832
Time deposits with banks	7,042,840	3,511,234
Other non-current assets	424,959	481,414
Non-current assets	27,314,287	23,184,912
Current assets
Inventories	3,888,746	6,754,434
Financial assets at fair value through other comprehensive income	1,207,114	1,540,921
Financial assets at fair value through profit or loss	0	3,318,407
Trade receivables	113,163	120,739
Other receivables	18,101	26,101
Prepayments	19,552	23,767
Amounts due from related parties	1,092,316	1,565,993
Cash and cash equivalents	6,916,408	7,449,699	¥ 8,741,893	¥ 7,504,266
Time deposits with banks	4,049,443	1,508,839
Current assets	17,304,843	22,309,163
Total assets	44,619,130	45,494,075
Equity and liabilities
Share capital	10,823,814	10,823,814
Reserves	18,374,176	19,039,474
Equity attributable to owners of the Company	29,197,990	29,863,288
Non-current liabilities
Lease liabilities	3,119	10,593
Deferred income	13,433	10,005
Non-current liabilities	51,909	20,598
Current liabilities
Borrowings	1,548,000	1,547,600
Short-term bonds	3,017,811	0
Lease liabilities	9,352	11,450
Contract liabilities	495,404	655,117
Trade and other payables	2,820,083	3,563,435
Amounts due to related parties	3,656,841	5,708,394
Current tax liabilities	3,420,824	3,577,018
Staff salaries and welfares payable	244,506	189,547
Income tax payable	19,425	226,269
Current liabilities	15,232,246	15,479,629
Total liabilities	15,284,155	15,500,227
Total equity and liabilities	44,619,130	45,494,075
The Company [member]
Non-current assets
Property, plant and equipment	11,279,484	11,101,389
Right-of-use assets	296,371	319,434
Investment properties	396,676	397,573
Construction in progress	1,694,937	1,814,985
Investments in subsidiaries	2,048,328	1,848,328
Investments accounted for using the equity method	4,594,451	4,476,683
Deferred tax assets	238,040	138,648
Time deposits with banks	7,042,840	3,511,234
Other non-current assets	402,304	455,391
Non-current assets	27,993,431	24,063,665
Current assets
Inventories	3,685,456	6,368,389
Financial assets at fair value through other comprehensive income	735,262	669,889
Financial assets at fair value through profit or loss	0	3,318,407
Trade receivables	1,484	2,114
Other receivables	6,447	12,627
Prepayments	6,559	3,099
Amounts due from related parties	975,952	1,354,793
Cash and cash equivalents	5,460,067	5,754,440
Time deposits with banks	4,049,441	1,508,839
Current assets	14,920,668	18,992,597
Total assets	42,914,099	43,056,262
Equity and liabilities
Share capital	10,823,814	10,823,814
Reserves	17,697,677	18,620,152
Equity attributable to owners of the Company	28,521,491	29,443,966
Non-current liabilities
Lease liabilities	1,911	8,860
Deferred income	13,433	10,005
Non-current liabilities	15,344	18,865
Current liabilities
Borrowings	1,500,000	1,500,000
Short-term bonds	3,017,811	0
Lease liabilities	7,897	10,059
Contract liabilities	423,838	597,688
Trade and other payables	2,287,762	2,420,912
Amounts due to related parties	3,507,497	5,104,639
Current tax liabilities	3,392,922	3,558,441
Staff salaries and welfares payable	239,537	183,912
Income tax payable	0	217,780
Current liabilities	14,377,264	13,593,431
Total liabilities	14,392,608	13,612,296
Total equity and liabilities	¥ 42,914,099	¥ 43,056,262